Employment Benefits - Summary of Expense Relating to defined Benefit Plans (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure - Details of expense relating to defined benefit plans [Abstract]
Current service cost	₩ 524,942	₩ 509,520	₩ 440,300
Interest cost	91,877	83,248	83,619
Expected return on plan assets	(52,782)	(42,742)	(41,597)
Past service cost	5,483	(2,027)	301,442
Loss from settlement	0	0	(2,017)
Defined benefit	₩ 569,520	₩ 547,999	₩ 781,747